Offerings	Aug. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, issuable upon exercise of redeemable warrants
Amount Registered | shares	5,267,222
Maximum Aggregate Offering Price	$ 2,900,395.79
Fee Rate	0.01531%
Amount of Registration Fee	$ 444.05
Offering Note	(1a) Represents shares of common stock issuable upon the exercise of redeemable warrants to purchase common stock at an exercise price of $1.05 per share, subject to adjustment in accordance with the terms of the redeemable warrants, issued by the registrant on April 23, 2024 and May 15, 2024, to be offered and sold from time to time by the holders thereof. (1b) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the common stock on the Nasdaq Capital Market on August 11, 2025 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission). This calculation is in accordance with Rule 457(c) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants
Amount Registered | shares	5,267,222
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is payable pursuant to Rule 457(g) of the Securities Act.